Borrowings - Interest Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Borrowings
Interest expense	$ 821.9	$ 649.0
Holding company and insurance and reinsurance companies
Borrowings
Interest expense on borrowings	524.7	456.6
Non-insurance companies
Borrowings
Interest expense on borrowings	223.3	136.7
Interest expense on lease liabilities	$ 73.9	$ 55.7